Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	€ 7,839.0	€ 5,624.2	€ 5,883.2
Other comprehensive income (OCI):
Proportionate share of OCI from equity method investments	0.2	37.7	22.0
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation	(68.3)	66.0	93.3
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	(15.8)	57.6	16.6
Transfers to net income	0.6	(66.5)	22.2
Other comprehensive income, net of taxes	(83.3)	94.8	154.1
Total comprehensive income, net of taxes	7,755.7	5,719.0	6,037.3
Total comprehensive income	€ 7,755.7	€ 5,719.0	€ 6,037.3